As Filed With The Securities And Exchange Commission On May 19, 2011

File Nos. 33-73408 and 811-8234

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 35

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 39

TIFF INVESTMENT PROGRAM, INC.

(Exact Name of Registrant as Specified in Charter)

200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428

 (Address of Principal Executive Offices) (Zip Code)

(800) 984-0084

 (Registrant's Telephone Number, Including Area Code)

Richard Flannery, TIFF Advisory Services, Inc., 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428

(Name and Address of Agent for Service of Process)

With Copies to:

Kristin Ives
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective:
☒  immediately upon filing pursuant to paragraph (b)
☐  On [date], pursuant to paragraph (b)
☐  60 days after filing, pursuant to paragraph (a)(1)
☐  On [date], pursuant to paragraph (a) (1)
☐  75 days after filing, pursuant to paragraph (a) (2)
☐  On _________, pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in City of West Conshohocken, and the State of Pennsylvania on the 19th day of May 2011.

TIFF INVESTMENT PROGRAM, INC.
Registrant

By:   /s/ Richard J. Flannery
Richard J. Flannery, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration statement has been signed below by the following persons in the capacities as of May 19, 2011 indicated.

/s/ Richard J. Flannery
Richard J. Flannery,
President and Chief Executive Officer

/s/ Dawn I. Lezon
Dawn I. Lezon,
Treasurer and Chief Financial Officer

*/s/ Sheryl Johns
Sheryl Johns,
Director

*/s/ William F. McCalpin
William F. McCalpin,
Director

*/s/ N.P. Narvekar
N.P Narvekar,
Director

*By: /s/ Richard J. Flannery
Richard J. Flannery, Attorney-in-Fact

Date: May 19, 2011

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase